SCHEDULE OF FUTURE DEBT MATURITIES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023
2024	938
2025	3,750
2026	91,809
Total	96,497
Less: Estimated interest paid-in-kind	(20,305)
Total debt	76,192
Less: Unamortized debt issuance costs, non-current	(56,950)
Total carrying amount	19,242
Less: current portion of debt	(19,242)
Total long-term debt